Schedule of Investments
Invesco Intermediate Municipal ETF (INTM)
January 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-103.76%
Alabama-3.79%
Baldwin (County of), AL Industrial Development Authority, Series 2025, RB(a)(b)(c)	4.63%	06/01/2032	$250	$252,071
Black Belt Energy Gas District, Series 2025 G, RB	5.00%	10/01/2035	1,500	1,613,500
Southeast Energy Authority, A Cooperative District (No. 1), Series 2021 A, RB(c)	4.00%	10/01/2028	230	234,430
Southeast Energy Authority, A Cooperative District (No. 2), Series 2024 A, RB	5.00%	11/01/2035	1,500	1,598,125
Southeast Energy Authority, A Cooperative District (No. 3), Series 2022 A-1, RB(c)	5.50%	12/01/2029	120	128,350
				3,826,476
Alaska-0.72%
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.65%	12/01/2042	700	722,419
Arizona-1.54%
Glendale (City of), AZ Industrial Development Authority (Midwestern University), Series 2025, RB	5.00%	05/15/2043	500	535,133
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools), Series 2018 A, RB	5.00%	02/15/2038	600	610,277
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	210	213,620
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies), Series 2016, Ref. RB	5.00%	07/01/2036	40	40,012
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	150	160,684
				1,559,726
California-6.12%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 C, RB(c)	5.25%	10/01/2031	1,250	1,330,552
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.), Series 2020 A, Ref. RB	4.00%	06/01/2049	200	176,015
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.), Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	34,802
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB(a)(b)	5.00%	07/01/2037	250	251,011
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(a)	5.00%	11/21/2045	985	1,000,050
California (State of) School Finance Authority (Alliance for College-Ready Public Schools), Series 2016, Ref. RB(a)	5.00%	07/01/2036	250	250,193
California (State of) School Finance Authority (KIPP LA), Series 2017 A, RB(a)	5.00%	07/01/2037	150	152,190
California Municipal Finance Authority, Series 2025 A-1, RB	4.33%	11/20/2040	998	998,456
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	1,500	1,844,605
Silicon Valley Tobacco Securitization Authority (Santa Clara), Series 2007 A, RB(d)	0.00%	06/01/2036	250	140,951
				6,178,825
Colorado-3.50%
Broomfield (City & County of), CO, Series 2026, COP	5.00%	02/01/2045	750	805,470
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	4.00%	08/01/2039	1,500	1,500,803
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	160	162,666
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(e)	5.00%	12/01/2041	750	810,224
Raindance Metropolitan District No. 2, Series 2024, Ref. GO Bonds, (INS - BAM)(e)	5.00%	12/01/2039	230	249,080
				3,528,243
Connecticut-1.10%
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	1,000	1,108,574
Delaware-1.01%
Delaware State Economic Development Authority (NRG Energy), Series 2020 B, Ref. RB(c)	4.00%	10/01/2035	1,000	1,019,316
District of Columbia-1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB	6.75%	05/15/2040	1,000	1,033,110
Florida-9.03%
Bellalago Educational Facilities Benefit District, Series 2014, Ref. RB	4.50%	05/01/2033	125	125,105
Canaveral Port Authority, Series 2018 A, RB(b)	5.00%	06/01/2045	1,500	1,513,560
Cape Coral (City of), FL, Series 2017, Ref. RB, (INS - BAM)(e)	4.00%	10/01/2042	1,500	1,469,803
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities), Series 2025, RB(b)	5.13%	10/01/2035	150	156,109
Delray Beach (City of), FL, Series 2025, RB	5.00%	10/01/2039	200	229,445
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2036	100	103,375
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2035	150	171,658
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida Development Finance Corp. (Waste Project USA, Inc.), Series 2025, RB(a)(b)(c)	4.45%	07/01/2030	$1,000	$1,012,472
Greater Orlando Aviation Authority, Series 2025, RB(b)	5.25%	11/01/2034	1,675	1,805,277
Greater Orlando Aviation Authority, Series 2025, RB(b)	5.50%	11/01/2036	1,000	1,085,921
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB	5.00%	07/01/2040	120	120,591
Okaloosa (County of), FL (Air Force Enlisted Village), Series 2025, RB(a)	4.38%	05/15/2035	500	509,809
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	200	202,924
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.00%	10/01/2035	150	177,219
Port Orange (City of), FL, Series 2025, Ref. RB	5.00%	10/01/2038	225	255,246
South Miami (City of), FL, Series 2025, RB	5.00%	08/15/2035	150	174,148
				9,112,662
Georgia-3.07%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	250	250,717
Columbus Medical Center Hospital Authority, Series 2019, RB(c)	5.00%	07/01/2026	1,500	1,503,096
Gwinnett (County of), GA Development Authority, Series 2009, VRD RB(f)	2.47%	10/01/2033	700	700,000
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	395	392,242
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(e)	5.00%	06/01/2037	225	255,302
				3,101,357
Guam-0.34%
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.00%	07/01/2035	300	342,544
Hawaii-0.23%
Hawaii (State of), Series 2015, Ref. RB(a)	5.00%	01/01/2035	230	228,993
Idaho-1.70%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank N.A.)(f)(g)	2.05%	03/01/2048	1,000	1,000,000
Idaho (State of) Housing & Finance Association, Series 2015, RB(a)	5.00%	12/01/2036	240	240,093
Idaho (State of) Housing & Finance Association, Series 2022 A, RB(a)	4.00%	05/01/2032	135	129,281
Idaho (State of) Housing & Finance Association, Series 2025 C, RB, (CEP - GNMA)	6.25%	01/01/2056	300	343,759
				1,713,133
Illinois-5.60%
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2042	1,000	1,015,402
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2041	750	835,412
Cook (County of), IL School District No. 102 (La Grange), Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	12/15/2041	365	398,650
Illinois (County of), IL School District No. 102 (La Grange), Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	12/15/2040	385	425,761
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	300	300,333
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	150	161,305
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2037	1,000	1,002,720
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	200	200,288
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	230	231,308
Joliet (City of), IL, Series 2025, RB, (INS - BAM)(e)	5.00%	01/01/2042	1,000	1,080,912
				5,652,091
Indiana-0.39%
Kokomo (City of), IN (Silver Birch at KOKOMO), Series 2017, RB	5.75%	01/01/2034	150	146,524
Kokomo (City of), IN (Silver Birch at KOKOMO), Series 2017, RB	5.88%	01/01/2037	250	247,337
				393,861
Iowa-0.92%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	925	925,154
Kentucky-2.33%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB	5.00%	12/01/2033	1,000	1,048,806
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Louisville Gas and Electric Co.), Series 2007, Ref. VRD RB(f)	2.30%	06/01/2033	1,300	1,300,000
				2,348,806
Louisiana-2.67%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2015 A, Ref. RB	6.00%	11/15/2030	200	200,204
New Orleans Aviation Board, Series 2024 B, Ref. RB(b)	5.25%	01/01/2041	1,500	1,635,498
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
St. James (Parish of), LA (Nustar Logistics, L.P.), Series 2010 2, RB(a)	6.35%	07/01/2040	$500	$550,148
St. James (Parish of), LA (Nustar Logistics, L.P.), Series 2011, RB(c)	3.70%	06/01/2030	300	306,370
				2,692,220
Maine-1.06%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.), Series 2015, RB(a)(b)	5.00%	08/01/2035	1,000	1,071,688
Maryland-0.99%
Tender Option Bond Trust Receipts/Certificates, Series 2024, VRD RB(a)(f)	2.22%	07/01/2032	1,000	1,000,000
Massachusetts-0.54%
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation), Series 2025, Ref. RB	6.00%	09/01/2045	500	549,440
Michigan-2.16%
Great Lakes Water Authority, Series 2016, Ref .RB, (INS - BAM)(e)	5.00%	07/01/2036	100	100,868
Lansing Board of Water & Light, Series 2026 A, Ref. RB(c)(h)	5.00%	07/01/2031	1,000	1,102,733
Lansing School District, Series 2016 I, GO Bonds	5.00%	05/01/2037	75	75,221
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2025, Ref. RB	5.00%	12/01/2043	825	900,411
				2,179,233
Minnesota-1.25%
Hennepin (County of), MN, Series 2017 C, GO Bonds	5.00%	12/01/2037	125	126,948
Rochester (City of), MN, Series 2019, VRD RB, (LOC - United Fidelity Bank)(f)(g)	2.31%	05/01/2061	500	500,000
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	5.00%	05/01/2046	630	630,328
				1,257,276
Mississippi-0.50%
Mississippi Business Finance Corp., Series 2009, VRD RB(f)	1.90%	12/01/2030	500	500,000
Missouri-1.77%
Health & Educational Facilities Authority of the State of Missouri, Series 2018 F, VRD RB(f)	2.10%	06/01/2036	500	500,000
Kansas City Industrial Development Authority, Series 2019, RB(b)	5.00%	03/01/2034	250	262,741
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group), Series 2024 A, Ref. RB	5.25%	08/15/2044	540	549,008
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	470	470,454
				1,782,203
Nevada-0.77%
Sparks Tourism Improvement District No. 1, Series 2025, RB	3.88%	06/15/2028	775	779,280
New Hampshire-0.89%
New Hampshire (State of) Business Finance Authority, Series 2025-2A, RB	4.22%	11/20/2042	149	146,972
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	750	755,468
				902,440
New Jersey-5.75%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB(b)	5.38%	01/01/2043	1,175	1,176,352
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2024 K, RB	6.00%	10/01/2055	1,000	1,090,298
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	315	349,364
New Jersey Economic Development Authority, Series 2025, RB	5.00%	11/01/2035	500	541,863
New Jersey Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2039	1,000	1,139,823
Newark (City of), NJ, Series 2016, GO Bonds	4.50%	03/15/2036	1,275	1,276,314
South Jersey Port Corp., Series 2017 B, RB(b)	5.00%	01/01/2037	225	231,161
				5,805,175
New York-10.86%
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds), Series 2022, RB(a)	5.00%	06/01/2032	250	260,340
Build NYC Resource Corp. (Urban Resource Insititute ), Series 2025 A, RB	4.13%	12/01/2035	715	750,452
Hempstead Town Local Development Corp. (Molloy College), Series 2017, Ref. RB	5.00%	07/01/2038	150	152,168
Metropolitan Transportation Authority, Series 2020 B, VRD RB, (LOC - Royal Bank of Canada)(f)(g)	2.08%	11/15/2046	1,000	1,000,000
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2037	1,000	1,001,627
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021-3, VRD GO Bonds(f)	2.10%	04/01/2042	$1,000	$1,000,000
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	250	280,761
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(f)	2.05%	06/15/2050	1,075	1,075,000
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	245	270,556
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group), Series 2025 A, RB, (INS - AGI)(e)	5.00%	07/01/2036	225	261,046
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(e)	5.25%	10/01/2044	375	398,869
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	150	177,307
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2020, Ref. RB(b)	5.25%	08/01/2031	1,250	1,300,309
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(b)	5.00%	10/01/2035	125	132,776
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(b)	4.38%	10/01/2045	500	473,520
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB(b)	5.00%	07/01/2041	250	250,043
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB(b)	5.00%	07/01/2046	1,500	1,499,933
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016, RB, (INS - AGI)(b)(e)	4.00%	07/01/2037	120	119,717
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2022, RB(b)	5.00%	12/01/2029	150	161,067
Westchester Tobacco Asset Securitization Corp., Series 2016 B, Ref. RB	5.00%	06/01/2041	400	400,635
				10,966,126
North Carolina-0.53%
North Carolina (State of) Medical Care Commission, Series 2025, Ref. RB	5.00%	10/01/2034	500	538,785
Ohio-2.58%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB(c)(i)	5.00%	02/15/2026	300	300,288
American Municipal Power, Inc. (Combined Hydroelectric), Series 2025, Ref. RB	5.00%	02/15/2041	600	658,029
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2040	150	150,322
Hamilton (County of), OH (Life Enriching Communities), Series 2023, RB	5.25%	01/01/2038	225	240,276
Hilliard School District, Series 2025 B, GO Bonds	5.00%	12/01/2039	225	257,016
Ohio Air Quality Development Authority, Series 2026, RB	4.35%	06/30/2040	1,000	1,002,296
				2,608,227
Oklahoma-1.98%
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB(b)	6.25%	12/01/2035	1,500	1,742,844
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB(b)	6.25%	12/01/2040	230	258,657
				2,001,501
Oregon-1.10%
Oregon (State of), Series 2026 A, RB	5.00%	11/15/2043	1,000	1,107,386
Pennsylvania-1.95%
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program), Series 2025, RB	5.00%	03/01/2036	1,500	1,678,075
School District of Philadelphia (The), Series 2018 A, GO Bonds	5.00%	09/01/2036	275	288,151
				1,966,226
Puerto Rico-0.46%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2041	499	469,037
Rhode Island-0.72%
Rhode Island Health and Educational Building Corp., Series 2005, VRD RB(f)	2.23%	06/01/2035	650	650,000
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB	5.00%	06/01/2040	80	80,009
				730,009
South Carolina-2.25%
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	280	281,509
South Carolina Jobs-Economic Development Authority, Series 2025, RB(a)	5.25%	06/15/2034	1,000	982,880
South Carolina Jobs-Economic Development Authority (Rolling Green Village), Series 2025, RB	4.25%	12/01/2031	1,000	1,009,372
				2,273,761
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.50%
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments), Series 2025, RB(a)	4.25%	11/01/2030	$500	$500,738
Texas-10.03%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2025, Ref. RB(a)	5.00%	06/15/2035	150	159,449
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	750	757,961
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2039	750	857,508
Bexar County Health Facilities Development Corp., Series 2016, Ref. RB	4.00%	07/15/2036	205	198,581
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB(h)	5.00%	08/15/2043	1,000	1,113,827
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 A-1, RB(b)	5.25%	11/01/2039	250	280,439
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	150	177,694
Houston (City of), TX, Series 2024 B, RB(b)	5.50%	07/15/2036	225	246,396
Houston (City of), TX, Series 2025 A, RB(b)	5.25%	07/01/2036	175	202,315
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2038	500	577,359
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	125	125,470
Montgomery County Municipal Utility District No. 95, Series 2017, GO Bonds, (INS - AGI)(e)	3.63%	09/01/2037	380	370,335
New Hope Cultural Education Facilities Finance Corp. (Brazos Prebyterian Homes), Series 2025, Ref. RB	5.25%	01/01/2036	750	829,393
New Hope Cultural Education Facilities Finance Corp. (Brazos Prebyterian Homes), Series 2025, Ref. RB	5.25%	01/01/2040	250	266,727
New Hope Cultural Education Facilities Finance Corp. (Children Health System), Series 2025, RB	5.00%	08/15/2037	225	257,078
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	225	229,246
San Antonio (City of), TX, Series 2026 A, RB(c)(h)	2.90%	12/01/2027	1,000	1,000,767
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	150	174,756
Tarrant County Cultural Education Facilities Finance Corp., Series 2015, Ref. RB	5.00%	11/15/2040	500	500,201
Texas (State of), Series 2012 B, VRD GO Bonds(f)	2.30%	12/01/2042	1,000	1,000,000
Texas (State of), Series 2022, VRD GO Bonds, (LOC - Sumitomo Mitsui Banking)(f)(g)	2.30%	06/01/2053	400	400,000
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(e)	6.50%	03/01/2031	125	147,730
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(e)	6.50%	03/01/2032	210	252,219
				10,125,451
Utah-1.08%
Utah Housing Corp., Series 2025 A, RB, (CEP - GNMA)	6.50%	07/01/2055	970	1,091,472
Virginia-0.15%
University of Virginia, Series 2015 A-2, RB	5.00%	04/01/2045	150	150,035
Washington-3.60%
Seattle (Port of), WA, Series 2017 C, RB(b)	5.25%	05/01/2042	1,000	1,016,609
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	150	150,049
Washington (State of) Housing Finance Commission, Series 2025, Ref. RB	4.88%	01/01/2036	1,000	1,015,307
Washington (State of) Housing Finance Commission, Series 2025-1, RB	4.08%	11/20/2041	199	193,462
Washington (State of) Housing Finance Commission (Transforming Age), Series 2019 A, RB(a)	5.00%	01/01/2039	150	152,484
Washington Health Care Facilities Authority (Commonspirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2040	1,000	1,104,868
				3,632,779
West Virginia-1.01%
West Virginia (State of) Economic Development Authority (Commercial Metals Co.), Series 2025, RB(b)(c)	4.63%	05/15/2032	1,000	1,023,330
Wisconsin-4.20%
Public Finance Authority, Series 2026, RB(a)(b)(c)(h)	6.00%	01/01/2031	500	500,273
Washington (City of), WI, Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	03/01/2037	225	256,327
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	150	150,684
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group), Series 2026, Ref. RB(h)	5.00%	12/01/2041	1,500	1,644,610
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority, Series 2016, RB(a)	5.13%	02/01/2046	$500	$488,824
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	1,195	1,195,637
				4,236,355
TOTAL INVESTMENTS IN SECURITIES(j)-103.76% (Cost $103,540,999)				104,735,463
OTHER ASSETS LESS LIABILITIES-(3.76%)				(3,792,410)
NET ASSETS-100.00%				$100,943,053

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $9,818,457, which represented 9.73% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on January 31, 2026.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Rochester High Yield Municipal ETF (IROC)
January 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-101.09%
Alabama-4.39%
Black Belt Energy Gas District (Gas), Series 2025 B, RB	5.00%	10/01/2035	$1,000	$1,043,553
Black Belt Energy Gas District (Gas), Series 2025 C, RB(a)(b)	5.50%	08/01/2034	1,000	1,075,132
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	1,500	1,585,858
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC), Series 2024, RB(c)	5.00%	06/01/2054	1,000	963,702
				4,668,245
Arizona-4.66%
Arizona (State of) Industrial Development Authority (Academies of Math & Science), Series 2025, RB(a)(b)	4.88%	07/01/2035	500	497,401
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The), Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,500	1,435,128
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies), Series 2016 A, Ref. RB	5.00%	07/01/2041	1,000	1,000,175
Pima (County of), AZ Industrial Development Authority (American Leadership Academy) (The), Series 2022, Ref. RB(a)	4.00%	06/15/2031	500	497,408
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB	6.25%	06/15/2050	500	502,343
Tempe (City of), AZ Industrial Development Authority (Friendship Village), Series 2025, RB	5.38%	12/01/2046	1,000	1,020,760
				4,953,215
Arkansas-0.48%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(c)	5.70%	05/01/2053	500	508,415
California-7.16%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	365	273,750
California (State of) Municipal Finance Authority (California Baptist University), Series 2025, Ref. RB(a)	5.63%	11/01/2054	500	508,717
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(a)(c)	5.00%	07/01/2038	500	541,766
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(a)	6.25%	07/01/2054	500	517,180
California (State of) School Finance Authority (Classical Academies Oceanside), Series 2020 A, RB(a)	5.00%	10/01/2050	1,000	964,725
California (State of) School Finance Authority (Green Dot Public Schools), Series 2018 A, RB(a)	5.00%	08/01/2048	1,500	1,481,003
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	5.00%	03/01/2045	580	580,197
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,617
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	775	777,283
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB	5.00%	06/01/2048	1,500	1,469,266
				7,614,504
Colorado-1.39%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(a)	5.00%	12/01/2037	500	500,241
Colorado State University Research Foundation, Series 2025 A, RB(a)	5.38%	03/01/2055	1,000	982,678
				1,482,919
Delaware-0.96%
Delaware State Economic Development Authority (NRG Energy), Series 2020 A, Ref. RB(b)	4.00%	10/01/2035	1,000	1,019,316
District of Columbia-1.28%
District of Columbia (Provident Group - Howard Properties LLC), Series 2013, RB	5.00%	10/01/2045	350	330,876
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB	6.75%	05/15/2040	1,000	1,033,110
				1,363,986
Florida-9.34%
Capital Projects Finance Authority (Millenia Orlando), Series 2025 A, RB(a)	6.75%	01/01/2045	500	517,506
Capital Trust Agency, Inc. (University Bridge LLC Student Housing), Series 2018 A, RB(a)	5.25%	12/01/2058	1,000	948,452
Capital Trust Authority (St.Johns Classical Academy, Inc.), Series 2025, Ref. RB(a)	5.13%	06/15/2050	250	229,380
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities), Series 2025, RB(c)	6.13%	10/01/2055	500	517,682
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)(b)(c)	12.00%	07/15/2028	$250	$90,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(c)	5.50%	07/01/2053	500	375,000
Florida Development Finance Corp. (Mater Academy), Series 2022 A, RB	5.00%	06/15/2056	1,050	981,032
Greater Orlando Aviation Authority, Series 2025, RB(c)	5.25%	11/01/2035	1,000	1,074,919
Lake (County of), FL (Lakeside at Waterman Village), Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,460,616
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	201,362
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	504,228
Okaloosa (County of), FL (Air Force Enlisted Village), Series 2025, RB(a)	5.50%	05/15/2045	1,000	1,023,397
Wildwood (City of), FL Village Community Development Disctrict No. 15, Series 2023, RB(a)	5.25%	05/01/2054	1,000	1,003,726
Wildwood (City of), FL Village Community Development Disctrict No. 16, Series 2025, RB	4.88%	05/01/2045	1,000	1,003,673
				9,930,973
Georgia-1.89%
Columbus Medical Center Hospital Authority, Series 2019, RB(b)	5.00%	07/01/2026	2,000	2,004,128
Illinois-4.61%
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,005
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	340	340,008
Illinois (State of), Series 2025 E, GO Bonds, (INS - BAM)(d)	5.00%	09/01/2045	1,000	1,042,989
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	1,350	1,304,184
Indiana (State of) Finance Authority (Institute of Technology), Series 2019, Ref. RB	5.00%	09/01/2040	1,500	1,462,647
Marion (City of), IL (Star Bond District Project Area No. 1), Series 2025, RB	6.38%	06/01/2045	250	250,342
				4,900,175
Indiana-0.72%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	501,648
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(b)(c)	4.40%	06/10/2031	250	263,183
				764,831
Iowa-1.46%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	1,000	1,000,166
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(e)	4.00%	12/01/2032	500	550,012
				1,550,178
Kansas-0.48%
Garden (City of), KS, Series 2025, RB(a)	5.38%	06/01/2039	500	508,445
Kentucky-3.93%
Henderson (City of), KY, Series 2022, RB(a)(c)	4.45%	01/01/2042	1,220	1,224,703
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities, Inc.), Series 2021, Ref. RB	4.75%	07/01/2040	1,500	1,398,323
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	500,310
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB	5.00%	12/01/2033	1,000	1,048,806
				4,172,142
Maryland-1.66%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	500	503,229
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 B, RB(c)	5.25%	06/30/2047	750	753,382
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	505,128
				1,761,739
Massachusetts-2.76%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	1,500	1,449,788
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.), Series 2025, RB	5.25%	07/01/2055	500	504,111
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University), Series 2018, Ref. RB	5.00%	09/01/2043	1,000	981,333
				2,935,232
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.67%
Kalamazoo Economic Development Corp., Series 2026, RB(a)	6.00%	08/15/2046	$1,315	$1,336,760
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(b)(c)	4.00%	10/01/2026	500	499,705
Michigan (State of) Strategic Fund (Improvement), Series 2018, RB(c)	5.00%	12/31/2043	1,000	1,004,725
				2,841,190
Missouri-0.21%
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University), Series 2025, Ref. RB(a)	5.00%	10/01/2035	215	219,199
New Jersey-1.36%
New Jersey Economic Development Authority, Series 2025, RB	5.13%	11/01/2055	1,000	989,562
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB	5.00%	06/01/2046	470	456,930
				1,446,492
New Mexico-4.70%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB(f)	2.05%	08/01/2034	5,000	5,000,000
New York-9.26%
Build NYC Resource Corp. (Brooklyn Navy Yard), Series 2019, Ref. RB, (LOC - Santander Bank N.A.)(a)(c)(g)	5.25%	12/31/2033	250	254,555
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds), Series 2025, RB(a)	5.13%	10/15/2045	1,000	986,982
New York (City of), NY Transitional Finance Authority, Series 2018 A-4, VRD RB(f)	2.05%	08/01/2045	3,000	3,000,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	477,825
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(c)	4.38%	10/01/2045	1,000	947,041
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds), Series 2025, RB(c)	6.00%	06/30/2055	1,000	1,060,619
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(c)	6.00%	04/01/2035	1,000	1,107,028
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB(c)	5.50%	12/31/2060	1,000	1,010,882
Ulster County Capital Resource Corp., Series 2025, RB(a)	5.88%	09/15/2059	1,000	1,002,898
				9,847,830
North Dakota-0.39%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	410,155
Ohio-9.73%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,000	823,837
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement), Series 2017, RB(a)	7.00%	11/15/2048	1,000	1,033,129
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus), Series 2025, RB(a)	6.05%	01/01/2046	1,000	1,007,529
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield), Series 2025 A, RB(a)	6.63%	01/01/2045	500	525,042
Muskingum (County of), OH (Genesis Healthcare System), Series 2013, RB	5.00%	02/15/2048	1,500	1,429,654
Ohio (State of), Series 2025, Ref. VRD RB, (LOC – JPMorgan Chase Bank N.A.)(f)(g)	2.05%	01/15/2050	5,000	5,000,000
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments), Series 2025, RB(a)	5.70%	08/01/2043	500	522,487
				10,341,678
Oregon-0.73%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	700	776,466
Pennsylvania-4.10%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	573,170
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	1,500	1,476,750
Cumberland County Municipal Authority, Series 2026, Ref. RB	5.50%	06/01/2051	1,000	1,011,975
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	418,433
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	$500	$551,008
Pottsville Hospital Authority, Series 2016, Ref. RB	5.00%	07/01/2045	325	326,212
				4,357,548
Puerto Rico-0.96%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	505,679
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(a)	5.00%	07/01/2028	500	517,321
				1,023,000
Rhode Island-0.93%
Tobacco Settlement Financing Corp., Series 2015 B, Ref. RB	5.00%	06/01/2050	1,000	988,829
South Carolina-3.36%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(b)	5.25%	08/01/2031	500	538,048
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare), Series 2024, RB	5.75%	11/15/2054	1,500	1,526,376
South Carolina Jobs-Economic Development Authority, Series 2025, RB	5.25%	04/01/2051	1,000	1,002,865
South Carolina Jobs-Economic Development Authority (Rolling Green Village), Series 2025, RB	5.80%	12/01/2050	500	506,747
				3,574,036
Texas-2.00%
Arlington Higher Education Finance Corp. (Newman International Academy), Series 2021, RB	5.00%	08/15/2051	150	106,554
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	461,137
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(c)	5.50%	07/15/2038	500	542,131
Mission Economic Development Corp. (Green Bonds), Series 2025, RB(b)(c)	5.00%	06/01/2030	250	259,493
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	500	501,879
New Hope Cultural Education Facilities Finance Corp., Series 2025 A, RB	6.50%	10/01/2060	250	258,038
				2,129,232
Utah-0.70%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(a)	3.25%	03/01/2031	500	480,714
Mida Cormont Public Infrastructure District, Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	250	261,776
				742,490
Virgin Islands-0.24%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 A, RB(a)	6.00%	04/01/2053	250	250,212
Virginia-3.49%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	507,790
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,011,625
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023, RB	7.00%	09/01/2059	1,000	1,093,856
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB(c)	5.00%	12/31/2047	1,130	1,092,628
				3,705,899
Washington-2.58%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	506,230
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,347
Washington (State of) Housing Finance Commission (Horizon House), Series 2025 A, Ref. RB	6.00%	01/01/2046	1,000	1,005,312
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.), Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	770	728,396
				2,740,285
West Virginia-0.26%
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.), Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	250	272,979
Wisconsin-6.25%
Public Finance Authority, Series 2026, RB(a)(b)(c)(h)	6.00%	01/01/2031	1,000	1,000,546
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	$500	$468,877
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.), Series 2025 A, Ref. RB	6.00%	11/15/2045	1,000	993,972
Wisconsin (State of) Public Finance Authority, Series 2025, RB(c)	5.75%	06/30/2060	1,000	1,036,392
Wisconsin (State of) Public Finance Authority, Series 2025, RB(c)	5.75%	12/31/2065	500	517,445
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho), Series 2025 A, RB(a)	6.75%	07/01/2045	1,000	1,010,500
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC), Series 2025, RB	5.25%	06/15/2055	500	501,666
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	725	725,386
Wisconsin (State of) Public Finance Authority (Milo Farms Project), Series 2025, RB(a)(i)	0.00%	12/15/2039	750	268,340
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	120	122,299
				6,645,423
Total Municipal Obligations (Cost $106,650,184)				107,451,386
			Shares
Common Stocks & Other Equity Interests-0.01%
United States-0.01%
BL Train Holdings West LLC, Wts. expiring 11/26/2035(j)(k) (Cost $0)			3,000	7,500
TOTAL INVESTMENTS IN SECURITIES(l)-101.10% (Cost $106,650,184)				107,458,886
OTHER ASSETS LESS LIABILITIES-(1.10%)				(1,170,052)
NET ASSETS-100.00%				$106,288,834

Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $27,001,982, which represented 25.40% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on January 31, 2026.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(i)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(j)	Non-income producing security.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for Invesco Rochester® High Yield Municipal ETF. As of January 31, 2026, all of the securities in Invesco Intermediate Municipal ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Rochester® High Yield Municipal ETF
Investments in Securities
Municipal Obligations	$-	$107,451,386	$-	$107,451,386
Common Stocks & Other Equity Interests	-	-	7,500	7,500
Total Investments	$-	$107,451,386	$7,500	$107,458,886